UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21682

Sterling Capital Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

    Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity VIF

Schedule of Portfolio Investments
September 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.6%)
	Consumer Discretionary (8.4%)
5,840	Coach, Inc.	$327,157
10,590	Comcast Corp., Class A	378,804
2,265	Lowe’s Cos., Inc.	68,494
4,830	Target Corp.	306,560
2,805	Time Warner Cable, Inc.	266,643
5,820	Walt Disney Co. (The)	304,270

		1,651,928

	Consumer Staples (8.5%)
6,450	Coca-Cola Co. (The)	244,649
3,860	CVS Caremark Corp.	186,901
2,225	Kellogg Co.	114,943
8,070	Kraft Foods, Inc., Class A	333,695
4,650	PepsiCo, Inc.	329,081
1,680	Philip Morris International, Inc.	151,099
4,515	Procter & Gamble Co. (The)	313,160

		1,673,528

	Energy (13.1%)
5,460	Anadarko Petroleum Corp.	381,763
10,185	Cenovus Energy, Inc.	354,947
3,680	Chevron Corp.	428,941
7,080	Exxon Mobil Corp.	647,466
7,035	Schlumberger, Ltd.	508,841
7,620	Suncor Energy, Inc.	250,317

		2,572,275

	Financials (12.7%)
1,590	American Express Co.	90,407
4,648	Berkshire Hathaway, Inc., Class B(a)	409,954
14,460	JPMorgan Chase & Co.	585,341
11,940	MetLife, Inc.	411,452
1,950	T. Rowe Price Group, Inc.	123,435
13,830	Wells Fargo & Co.	477,550
15,000	Weyerhaeuser Co., REIT	392,100

		2,490,239

	Health Care (13.3%)
5,550	Express Scripts Holding Co.(a)	347,819
4,500	Johnson & Johnson	310,095
3,255	Medtronic, Inc.	140,356
8,205	Merck & Co., Inc.	370,045
14,055	Pfizer, Inc.	349,267
8,700	St. Jude Medical, Inc.	366,531
7,530	UnitedHealth Group, Inc.	417,237
5,190	WellPoint, Inc.	301,072

		2,602,422

	Industrials (12.5%)
10,815	ABB, Ltd., ADR	202,241
5,910	Boeing Co. (The)	411,454
3,345	FedEx Corp.	283,054
25,440	General Electric Co.	577,742
6,090	Honeywell International, Inc.	363,877
6,810	Pentair, Inc.	303,113

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
11,940	Xylem, Inc.	$300,291

		2,441,772

	Information Technology (23.7%)
1,500	Apple, Inc.	1,000,890
23,550	Cisco Systems, Inc.	449,569
18,109	EMC Corp.(a).	493,832
375	Google, Inc., Class A(a)	282,937
14,460	Intel Corp.	327,953
1,680	International Business Machines Corp.	348,516
20,850	Microsoft Corp.	620,913
5,640	Oracle Corp.	177,604
6,900	QUALCOMM, Inc.	431,181
8,250	TE Connectivity, Ltd.	280,583
8,160	Texas Instruments, Inc.	224,808

		4,638,786

	Materials (3.3%)
7,035	Barrick Gold Corp.	293,782
7,080	E.I. du Pont de Nemours & Co.	355,912

		649,694

	Telecommunication Services (2.1%)
10,680	AT&T, Inc.	402,636

	Total Common Stocks (Cost $14,828,520)	19,123,280

EXCHANGE TRADED FUNDS (1.4%)
16,440	Financial Select Sector SPDR Fund	256,464
195	Utilities Select Sector SPDR Fund	7,098

	Total Exchange Traded Funds (Cost $246,001)	263,562

INVESTMENT COMPANY (2.3%)
455,829	Federated Treasury Obligations Fund, Institutional Shares	455,829

	Total Investment Company (Cost $455,829)	455,829

Total Investments — 101.3% (Cost $15,530,350)		19,842,671

Net Other Assets (Liabilities) — (1.3)%		(250,274)

NET ASSETS — 100.0%		$19,592,397

(a) Represents non-income producing security.

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

SPDR — Standard and Poors Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity VIF

Schedule of Portfolio Investments
September 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (50.9%)
18,080	Sterling Capital Equity Income Fund, Institutional Class	$290,359
4,658	Sterling Capital Equity Index Fund, Institutional Class	44,947
28,566	Sterling Capital Mid Value Fund, Institutional Class	410,497
86,560	Sterling Capital Select Equity Fund, Institutional Class	1,114,022
8,597	Sterling Capital Small Value Fund, Institutional Class(a)	103,852
32,746	Sterling Capital Special Opportunities Fund, Institutional Class(a)	621,843
97,119	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	97,119

	Total Affiliated Investment Companies (Cost $2,162,253)	2,682,639

NON-AFFILIATED INVESTMENT COMPANIES (9.8%)
28,304	Credit Suisse Commodity Return Strategy Fund(a)	242,279
12,199	Harding, Loevner International Equity Portfolio	183,842
2,263	Lazard Emerging Markets Equity Portfolio	44,079
1,338	Oppenheimer Developing Markets Fund	44,937

	Total Non-Affiliated Investment Companies (Cost $ 473,736)	515,137

EXCHANGE TRADED FUNDS (39.5%)
3,723	iShares Dow Jones US Real Estate Index Fund	239,724
9,878	iShares MSCI EAFE Index Fund	523,534
4,198	iShares MSCI EAFE Small Cap Index Fund	162,463
3,841	iShares MSCI EAFE Value Index Fund	174,420
10,502	iShares MSCI Emerging Markets Index Fund	433,943
1,778	iShares Russell 2000 Index Fund	148,392
6,403	iShares Russell Midcap Growth Index Fund	397,946

	Total Exchange Traded Funds (Cost $1,823,588).	2,080,422

Total Investments — 100.2% (Cost $4,459,577)		5,278,198
Net Other Assets (Liabilities) — (0.2)%		(11,553)

NET ASSETS — 100.0%		$5,266,645

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments
September 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.1%)
	Consumer Discretionary (12.4%)
54,000	Comcast Corp., Class A	$1,931,580
98,000	Ford Motor Co.	966,280
19,000	Yum! Brands, Inc.	1,260,460

		4,158,320

	Consumer Staples (3.1%)
75,000	Dole Food Co., Inc.(a)	1,052,250

	Energy (8.6%)
15,000	Apache Corp	1,297,050
11,000	EOG Resources, Inc.	1,232,550
10,000	Halliburton Co.	336,900

		2,866,500

	Financials (6.3%)
40,000	Charles Schwab Corp. (The)	511,600
25,000	CME Group, Inc.	1,432,500
15,500	Och-Ziff Capital Management Group LLC, Class A	149,730

		2,093,830

	Health Care (20.6%)
21,300	Agilent Technologies, Inc.	818,985
23,000	Gilead Sciences, Inc.(a)	1,525,590
37,000	Merck & Co., Inc.	1,668,700
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,407,940
27,000	UnitedHealth Group, Inc.	1,496,070

		6,917,285

	Industrials (2.7%)
7,000	FedEx Corp.	592,340
8,000	Ryder System, Inc.	312,480

		904,820

	Information Technology (32.1%)
150,000	Activision Blizzard, Inc.	1,692,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
50,000	Adobe Systems, Inc.(a)	$1,623,000
78,000	Cisco Systems, Inc.	1,489,020
70,000	Corning, Inc.	920,500
92,000	Dell, Inc.	907,120
33,000	eBay, Inc.(a)	1,597,530
28,000	Harris Corp.	1,434,160
19,000	Intuit, Inc.	1,118,720

		10,782,050

	Materials (7.3%)
26,000	Newmont Mining Corp.	1,456,260
52,000	Yamana Gold, Inc.	993,720

		2,449,980

	Total Common Stocks (Cost $24,671,092)	31,225,035

INVESTMENT COMPANY (7.4%)
2,478,806	Federated Treasury Obligations Fund, Institutional Shares	2,478,806

	Total Investment Company (Cost $2,478,806)	2,478,806

Total Investments — 100.5% (Cost $ 27,149,898)		33,703,841
Net Other Assets (Liabilities) — (0.5)%		(155,838)

NET ASSETS — 100.0%		$33,548,003

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments
September 30, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.1%)
$ 95,000	American Express Credit Account Master Trust, Series 2008-7, Class A, 1.514%, 3/15/16(a)	$96,064
200,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.274%, 1/15/16(a)	199,954
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.281%, 10/15/15(a)	85,016

	Total Asset Backed Securities (Cost $ 380,990)	381,034

COLLATERALIZED MORTGAGE OBLIGATIONS (12.6%)
97,932	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.150%, 4/25/35(a)	97,508
56,527	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	55,409
106,679	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	108,944
64,343	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	63,833
51,610	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	53,151
68,168	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	71,882
55,614	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	61,341
52,833	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	57,570
116,763	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35	117,967
70,246	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35	73,941
138,588	Fannie Mae, Series 2012-84, Class HL, 2.500%, 1/25/42	142,900
70,498	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	78,720
35,566	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25	36,772
172,494	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	186,656
61,302	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	62,253
135,243	PHH Mortgage Capital LLC, Series 2007-6, Class A1, 5.951%, 12/18/37(a)	147,449
46,188	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	46,652
79,751	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	81,169
52,673	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.775%, 12/25/34(a)	52,735
113,914	Specialty Underwriting & Residential Finance, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	115,432
134,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.784%, 6/25/34(a)	133,115
69,837	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	73,384
35,487	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	35,993

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 117,125	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	$114,049
122,601	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.656%, 10/25/35(a)	120,894
40,257	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	41,870

	Total Collateralized Mortgage Obligations (Cost $ 2,165,124)	2,231,589

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.6%)
89,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.366%, 11/10/42(a)	93,764
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	114,811
153,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/47	173,762
27,713	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	28,816
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.393%, 7/15/44(a)	104,355
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	109,968
150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	170,794
100,000	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	107,786
155,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.940%, 6/10/46(a)	176,877
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	90,004
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	147,361
155,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	174,872
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	116,166
158,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	175,316
168,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.224%, 4/10/37(a)	186,382
150,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.552%, 5/12/45	172,549

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	$173,202
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	29,394
220,000	Morgan Stanley Capital I, Inc., Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	242,394
80,000	Morgan Stanley Capital I, Inc., Series 2006-HQ8, Class A4, 5.598%, 3/12/44(a)	90,371
80,000	Morgan Stanley Capital I, Inc., Series 2006-HQ8, Class AM, 5.647%, 3/12/44(a)	87,647
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	130,648
57,164	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	57,830
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	172,621

	Total Commercial Mortgage-Backed Securities (Cost $ 2,974,069)	3,127,690

CORPORATE BONDS (28.8%)
	Consumer Discretionary (2.8%)
33,000	CBS Corp., 8.875%, 5/15/19(c)	44,233
96,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	143,331
37,000	Delphi Corp., 5.875%, 5/15/19	39,960
31,000	Home Depot, Inc. (The), 5.875%, 12/16/36	40,848
27,000	NBCUniversal Media LLC, 5.950%, 4/1/41	33,072
27,000	O’Reilly Automotive, Inc., 3.800%, 9/1/22	27,980
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	31,980
26,000	Service Corp. International, 7.000%, 5/15/19	28,730
36,000	Time Warner Cable, Inc., 5.875%, 11/15/40	42,334
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	36,408
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	24,666

		493,542

	Consumer Staples (1.6%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	42,034
19,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	26,991
27,000	Beam, Inc., 5.875%, 1/15/36	32,338
26,000	Coca-Cola Co. (The), 3.150%, 11/15/20	28,358
14,000	Constellation Brands, Inc., 4.625%, 3/1/23	14,280
38,000	CVS Caremark Corp., 6.125%, 9/15/39	49,542
30,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(b)	31,698
37,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41(c)	49,359

		274,600

	Energy (4.2%)
29,000	BP Capital Markets PLC, 3.200%, 3/11/16(c)	31,129
25,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(b)	26,823
27,000	Denbury Resources, Inc., 8.250%, 2/15/20	30,443
28,000	Devon Energy Corp., 3.250%, 5/15/22(c)	29,133
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19(c)	47,699

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 40,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	$47,317
25,000	Halliburton Co., 4.500%, 11/15/41	28,102
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	46,191
32,000	NuStar Logistics LP, 7.900%, 4/15/18(c)	36,285
36,000	Occidental Petroleum Corp., 1.750%, 2/15/17	37,273
33,000	ONEOK Partners LP, 3.375%, 10/1/22	33,161
51,000	Petrobras International Finance Co., 3.500%, 2/6/17(c)	53,337
30,000	Phillips 66, 4.300%, 4/1/22(b)	32,846
25,000	Pioneer Natural Resources Co., 3.950%, 7/15/22	26,557
26,000	Regency Energy Partners LP, 6.500%, 7/15/21	27,820
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)(c)	43,659
42,000	Statoil ASA, 3.150%, 1/23/22(c)	44,876
30,000	Talisman Energy, Inc., 5.500%, 5/15/42	33,783
30,000	Western Gas Partners LP, 4.000%, 7/1/22	31,279
54,000	Williams Partners LP, 7.250%, 2/1/17	65,665

		753,378

	Financials (10.6%)
31,000	Aflac, Inc., 8.500%, 5/15/19	41,521
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	35,210
30,000	Alleghany Corp., 4.950%, 6/27/22	32,689
37,000	American International Group, Inc., 3.800%, 3/22/17	39,798
67,000	Bank of America Corp., 5.700%, 1/24/22	78,696
29,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	30,019
35,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16(c)	36,777
31,000	BlackRock, Inc., 3.375%, 6/1/22	32,830
19,000	CIT Group, Inc., 4.750%, 2/15/15(b)	19,807
40,000	Citigroup, Inc., 5.875%, 1/30/42	48,192
26,000	CME Group, Inc., 3.000%, 9/15/22	26,140
49,000	Colonial Realty LP, 6.250%, 6/15/14(c)	52,556
23,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	24,410
31,000	CubeSmart LP, REIT, 4.800%, 7/15/22	33,544
38,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	37,810
68,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(c)	76,160
44,000	General Electric Capital Corp., 2.950%, 5/9/16(c)	46,526
52,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	69,477
25,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	28,924
45,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	47,908
36,000	Hospitality Properties Trust, REIT, 5.000%, 8/15/22	37,819
48,000	HSBC Finance Corp., 6.676%, 1/15/21	55,666
25,000	ING Bank NV, 4.000%, 3/15/16(b)	26,436
35,000	Jefferies Group, Inc., 8.500%, 7/15/19	40,163
48,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16(c)	49,591
135,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	148,794
47,000	KeyCorp, MTN, 5.100%, 3/24/21	54,962

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	$27,982
25,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	26,753
66,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(c)	79,075
22,000	MetLife, Inc., 7.717%, 2/15/19	28,660
64,000	Morgan Stanley, 5.375%, 10/15/15(d)	68,938
36,000	Morgan Stanley, MTN, 6.625%, 4/1/18(c)	41,362
47,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	50,472
32,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	47,353
24,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	29,640
41,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	59,002
28,000	SunTrust Banks, Inc., 3.500%, 1/20/17	30,053
55,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	56,505
70,000	Wachovia Corp., 5.625%, 10/15/16	81,105

		1,879,325

	Health Care (2.2%)
26,000	Cigna Corp., 5.375%, 2/15/42	29,129
36,000	DaVita, Inc., 6.625%, 11/1/20	38,475
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	43,305
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	32,270
17,000	Gilead Sciences, Inc., 5.650%, 12/1/41	21,264
24,000	HCA, Inc., 8.500%, 4/15/19	27,060
28,000	Mylan, Inc., 7.625%, 7/15/17(b)	31,010
47,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(c)	50,949
27,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	28,024
42,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	45,351
44,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	46,145

		392,982

	Industrials (3.1%)
32,000	ADT Corp. (The), 4.875%, 7/15/42(b)(d)	34,641
52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	59,134
47,000	Corrections Corp. of America, 7.750%, 6/1/17(c)	50,407
35,000	Flowserve Corp., 3.500%, 9/15/22	35,383
65,000	George Washington University (The), 3.485%, 9/15/22	69,543
34,000	Iron Mountain, Inc., 5.750%, 8/15/24	34,085
29,500	Nielsen Finance LLC, 4.500%, 10/1/20(b)	29,316
44,000	Penske Truck Leasing Co. LP, 3.125%, 5/11/15(b)	45,016
25,000	Republic Services, Inc., 6.200%, 3/1/40	31,350
36,000	Textron, Inc., 4.625%, 9/21/16	39,025
30,000	URS Corp., 5.000%, 4/1/22(b)	30,812
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	39,300
25,000	Waste Management, Inc., 7.375%, 3/11/19	32,057
17,000	WPP Finance 2010, 3.625%, 9/7/22	17,124

		547,193

	Information Technology (0.5%)
18,000	Altera Corp., 1.750%, 5/15/17	18,474

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology — (continued)
$ 25,000	Jabil Circuit, Inc., 4.700%, 9/15/22	$24,875
30,000	Oracle Corp., 5.375%, 7/15/40	38,270

		81,619

	Materials (1.2%)
32,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	32,125
19,000	Bemis Co., Inc., 4.500%, 10/15/21	20,868
43,000	Dow Chemical Co. (The), 4.250%, 11/15/20	47,311
25,000	Ecolab, Inc., 5.500%, 12/8/41	31,091
23,000	Newmont Mining Corp., 4.875%, 3/15/42	23,574
29,000	Rock-Tenn Co., 4.900%, 3/1/22(b)	31,415
29,000	Sealed Air Corp., 6.875%, 7/15/33(b)(c)	27,260

		213,644

	Telecommunication Services (1.1%)
24,000	AT&T, Inc., 5.550%, 8/15/41	29,875
52,000	Crown Castle International Corp., 9.000%, 1/15/15(c)	55,770
14,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	14,700
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	26,494
57,000	Verizon Communications, Inc., 6.350%, 4/1/19(c)	73,083

		199,922

	Utilities (1.5%)
33,000	Consumers Energy Co., 2.850%, 5/15/22	34,450
55,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	71,293
15,000	PSEG Power LLC, 5.500%, 12/1/15	16,817
22,000	PSEG Power LLC, 2.750%, 9/15/16	22,868
30,000	Puget Energy, Inc., 5.625%, 7/15/22(b)	31,800
56,000	Southern Co. (The), 1.950%, 9/1/16(c)	57,791
28,000	Virginia Electric and Power Co., 2.950%, 1/15/22	29,665

		264,684

	Total Corporate Bonds (Cost $ 4,754,505)	5,100,889

MORTGAGE-BACKED SECURITIES (29.5%)
	Fannie Mae (14.6%)
8,681	4.500%, 10/1/18, Pool #752030	9,392
15,691	5.000%, 10/1/25, Pool #255894	17,291
12,600	5.500%, 2/1/27, Pool #256600	13,841
247,951	3.000%, 3/1/27, Pool #AK7410	263,454
249,000	2.500%, 10/15/27(d)	261,683
170,354	4.000%, 6/1/32, Pool #MA1089	184,891
12,403	6.000%, 9/1/34, Pool #790912	13,941
5,116	7.000%, 6/1/35, Pool #255820	6,094
27,538	5.000%, 11/1/35, Pool #842402	30,148
30,237	6.000%, 12/1/36, Pool #902054	33,467
86,893	6.000%, 7/1/37, Pool #940807	96,174
202,526	5.500%, 8/1/37, Pool #995082	223,613
9,078	4.500%, 6/1/40, Pool #AD6432	9,857
66,076	5.000%, 6/1/40, Pool #AD4927	72,283
62,604	5.000%, 6/1/40, Pool #AD7860	70,220
61,357	4.500%, 8/1/40, Pool #AE2305	66,624
95,673	4.000%, 3/1/41, Pool #AH7283	103,239
151,485	4.000%, 3/1/41, Pool #AH8824	163,465
70,759	4.500%, 3/1/41, Pool #AH8825	76,966
141,893	4.500%, 5/1/41, Pool #AI1023	154,339

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$ 161,448	4.500%, 5/1/41, Pool #AI1859	$175,609
223,708	4.000%, 1/1/42, Pool #AK0685	242,786
170,116	4.000%, 2/1/42, Pool #MA0971	184,622
114,000	4.500%, 10/15/42(d)	123,387

		2,597,386

	Freddie Mac (11.2%)
15,464	6.000%, 10/1/19, Pool #G11679	16,790
8,023	5.500%, 10/1/21, Pool #G12425	8,723
333,436	3.000%, 4/1/27, Pool #E03091	354,997
88,022	2.500%, 5/1/27, Pool #G14433	92,659
178,644	3.500%, 4/1/32, Pool #C91437	192,308
307,559	3.500%, 5/1/32, Pool #C91447	331,082
4,761	6.000%, 7/1/35, Pool #A36304	5,254
16,662	5.500%, 2/1/36, Pool #G08111	18,205
26,061	5.500%, 4/1/37, Pool #G08192	28,425
111,806	5.500%, 5/1/37, Pool #G03240	122,158
15,220	5.000%, 6/1/37, Pool #G03094	16,503
44,297	6.000%, 8/1/37, Pool #A64981	48,696
46,716	6.500%, 12/1/37, Pool #A69955	53,264
27,302	5.500%, 10/1/38, Pool #G04814	29,779
118,715	4.500%, 1/1/40, Pool #A90764	127,703
123,991	5.500%, 1/1/40, Pool #G06021	135,239
120,424	3.788%, 7/1/40, Pool #1B4948(a)	127,839
190,740	5.000%, 7/1/40, Pool #A93070	208,477
54,367	5.000%, 7/1/40, Pool #C03487	59,422

		1,977,523

	Ginnie Mae (3.7%)
168,697	5.500%, 1/15/39, Pool #646685	187,703
103,214	4.500%, 2/15/40, Pool #737031	113,839
63,209	5.000%, 2/15/40, Pool #737037	70,096
223,573	4.500%, 9/20/40, Pool #4801	248,233
31,575	4.500%, 6/20/41, Pool #5082	34,944

		654,815

	Total Mortgage-Backed Securities (Cost $ 5,047,027)	5,229,724

MUNICIPAL BONDS (5.7%)
	California (2.4%)
65,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	89,699
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	262,088
75,000	Palo Alto, Unified School District Refunding G.O., Taxable, 2.441%, 8/1/21	74,827

		426,614

	Illinois (0.8%)
130,000	Illinois State, Sales Tax Revenue, Taxable Building, 2.931%, 6/15/22	132,844

	New Mexico (0.3%)
50,000	New Mexico, Public Improvements Revenue, Series A-1, 5.000%, 7/1/15	56,332

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York (2.2%)
$ 95,000	New York City Municipal Water Finance Authority Revenue, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	$112,506
100,000	New York Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.745%, 6/15/22	100,721
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	179,887

		393,114

	Total Municipal Bonds (Cost $ 900,571)	1,008,904

U.S. TREASURY BONDS (2.1%)
357,000	3.125%, 2/15/42	379,759

	Total U.S. Treasury Bonds (Cost $ 371,602)	379,759

U.S. TREASURY NOTES (0.3%)
57,000	1.750%, 5/15/22	57,801

	Total U.S. Treasury Notes (Cost $ 57,031)	57,801

Shares
PREFERRED STOCKS (1.8%)
	Consumer Staples (0.6%)
1	HJ Heinz Finance Co., Series B, 8.000%(c)	105,563

	Financials (1.0%)
1,780	Citigroup Capital VIII, 6.950%	44,785
2,059	Citigroup Capital XIII, 7.875%	57,343
1,114	DDR Corp., Series J, REIT, 6.500%	27,716
1,850	US Bancorp, Series F, 6.500%	53,835

		183,679

	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	25,325

	Total Preferred Stocks (Cost $305,051)	314,567

INVESTMENT COMPANY (1.0%)
178,904	Federated Treasury Obligations Fund, Institutional Shares	178,904

Total Investment Company (Cost $178,904)		178,904

Total Investments — 101.5% (Cost $ 17,134,874)		18,010,861
Net Other Assets (Liabilities) — (1.5)%		(273,148)

NET ASSETS — 100.0%		$17,737,713

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2012. The maturity date reflected is the final maturity date.

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At September 30, 2012, total cost of investments purchased on a when-issued basis was $162,474.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments
September 30, 2012 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of September 30, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2012 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$19,842,671	(a)	$—	$—	$19,842,671
Sterling Capital Strategic Allocation Equity VIF	5,278,198	(a)	—	—	5,278,198
Sterling Capital Special Opportunities VIF	33,703,841	(a)	—	—	33,703,841
Sterling Capital Total Return Bond VIF	387,908	(b)	17,622,953(a)	—	18,010,861

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012 for the Funds, except for Sterling Capital Total Return Bond VIF. There were transfers from Level 2 to Level 1 during the period ended September 30, 2012 due to recharacterization of level in the fair value hierarchy of certain preferred stocks. A quoted price was obtained for those preferred stocks for the period ended September 30, 2012 where as the price was based on other significant observable inputs for the fiscal year ended December 31, 2011.

Transfer from Level 2 to Level 1
Sterling Capital Total Return Bond VIF	$109,452

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)
September 30, 2012 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended September 30, 2012 is set forth below:

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at September 30, 2012	Value at September 30, 2012
Sterling Capital Equity Income Fund, Institutional Class	24,835	—	6,755	18,080	$290,359
Sterling Capital Equity Index Fund, Institutional Class	6,607	45	1,994	4,658	44,947
Sterling Capital International Fund, Institutional Class	125,310	—	125,310	—	—
Sterling Capital Mid Value Fund, Institutional Class	38,986	—	10,420	28,566	410,497
Sterling Capital Select Equity Fund, Institutional Class	90,720	27,449	31,609	86,560	1,114,022
Sterling Capital Small Value Fund, Institutional Class	11,128	—	2,531	8,597	103,852
Sterling Capital Special Opportunities Fund, Institutional Class	13,912	23,497	4,663	32,746	621,843
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	76,801	19,312,907	19,292,589	97,119	97,119

Total Affiliates	388,299	19,363,898	19,475,871	276,326	$2,682,639

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$18,975,564	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,264,206	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

At September 30, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity VIF	$15,790,422	$4,409,611	$(357,362)	$4,052,249
Sterling Capital Strategic Allocation Equity VIF	4,648,081	830,713	(200,596)	630,117
Sterling Capital Special Opportunities VIF	27,205,753	7,608,844	(1,110,756)	6,498,088
Sterling Capital Total Return Bond VIF	17,141,466	897,862	(28,467)	869,395

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	11/26/12

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	11/26/12